Condensed Statements of Cash Flows - USD ($)		3 Months Ended	9 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (25,822)	$ (255,835)	$ (59,311)
Adjustments to reconcile net loss to net cash used in operating activities
General and administrative expenses paid by related party in exchange for issuance of Class B ordinary shares	25,000		25,000
Change in fair value of derivative warrant liabilities		(390,000)
Offering costs associated with derivative warrant liabilities		563,980
Income from investments held in Trust Account		(32,549)
Changes in operating assets and liabilities:
Prepaid expenses		(350,005)
Accounts payable		57,510	13,628
Accrued expenses	822	(6,581)	20,683
Net cash used in operating activities		(413,480)	0
Cash Flows from Investing Activities
Cash deposited in Trust Account		(230,000,000)
Net cash used in investing activities		(230,000,000)
Cash Flows from Financing Activities:
Proceeds received from initial public offering, gross		230,000,000
Proceeds received from private placement		8,000,000
Offering costs paid		(5,012,695)
Proceeds from note payable to related party			200,000
Payment of deferred offering costs			(122,849)
Net cash provided by financing activities		232,987,305	77,151
Net change in cash		2,573,825	77,151
Cash—beginning of the period		77,151
Cash—end of the period		2,650,976	77,151
Supplemental disclosure of non-cash financing activities:
Offering costs included in accrued expenses	$ 39,266	126,000
Deferred underwriting commissions		$ 8,050,000
Deferred offering costs included in accounts payable			50,000
Deferred offering costs included in accrued expenses			$ 134,394